SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising, Stock-Based Compensation and Segment Reporting (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Uncertain tax position liability	$ 0		$ 0
New Dragonfly
Advertising expenses	$ 1,262,000	$ 630,000	$ 1,690,000	$ 1,069,000
Dividend yield (in percent)	0.00%		0.00%	0.00%
Number of operating segments	1		1	1
Uncertain tax position liability			$ 0	$ 19,000